UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    DSC Advisors L.P.
Address: 900 North Michigan Avenue
         Suite 1900
         Chicago, Illinois  60611

13F File Number:  28-11157

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Andrew Bluhm
Title:     Manager of the General Partner
Phone:     312.915.2485

Signature, Place, and Date of Signing:

     Andrew Bluhm     Chicago, Illinois     May 17, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     33

Form13F Information Table Value Total:     $152,572 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABRAXIS BIOSCIENCE INC NEW     COM              00383Y102     5361   103603 SH       SOLE                   103603
AMAG PHARMACEUTICALS INC       COM              00163U106    31160   892600 SH       SOLE                   892600
APPLE INC                      COM              037833100     2165      600 SH  CALL SOLE                      600
BANK OF AMERICA CORPORATION    COM              060505104     2460    10000 SH  CALL SOLE                    10000
CAPITALSOURCE INC              SDCV 4.000% 7/1  14055XAE2     5745  6000000 SH       SOLE                  6000000
CAPITALSOURCE INC              NOTE 7.250% 7/1  14055XAG7     3304  3473000 SH       SOLE                  3473000
CAPITALSOURCE INC              COM              14055X102     8984  1607212 SH       SOLE                  1607212
CITIGROUP INC                  COM              172967101     1280    20000 SH  CALL SOLE                    20000
CVS CAREMARK CORPORATION       COM              126650100      900     1500 SH  CALL SOLE                     1500
CVS CAREMARK CORPORATION       COM              126650100    10968   300000 SH       SOLE                   300000
DENDREON CORP                  COM              24823Q107     5471   150000 SH       SOLE                   150000
DENDREON CORP                  COM              24823Q107     2130     2000 SH  CALL SOLE                     2000
GENERAL MOLY INC               COM              370373102      830   250000 SH       SOLE                   250000
HUMAN GENOME SCIENCES INC      COM              444903108     1510    50000 SH       SOLE                    50000
HUMAN GENOME SCIENCES INC      COM              444903108      930     2000 SH  CALL SOLE                     2000
IMPAX LABORATORIES INC         COM              45256B101     2104   117669 SH       SOLE                   117669
ISHARES TR INDEX               RUSSELL 2000     464287655     2163    11500 SH  PUT  SOLE                    11500
ISHARES TR INDEX               DJ US REAL EST   464287739      681     3000 SH  PUT  SOLE                     3000
M & F WORLDWIDE CORP           COM              552541104     4284   140000 SH       SOLE                   140000
MASTERCARD INC                 CL A             57636Q104     2760     1000 SH  CALL SOLE                     1000
MCDONALDS CORP                 COM              580135101      349      750 SH  CALL SOLE                      750
MEDIVATION INC                 COM              58501N101     1049   100000 SH       SOLE                   100000
MEDIVATION INC                 COM              58501N101     1920     1000 SH  PUT  SOLE                     1000
POWERSHARES QQQ TRUST          UNIT SER 1       73935A104      614     5500 SH  PUT  SOLE                     5500
REGIS CORP MINN                COM              758932107     3736   200000 SH       SOLE                   200000
SAVIENT PHARMACEUTICALS INC    COM              80517Q100      749    51841 SH       SOLE                    51841
SAVIENT PHARMACEUTICALS INC    COM              80517Q100    28900  2000000 SH       SOLE                        0
SAVIENT PHARMACEUTICALS INC    WTS              80517Q100     8977  1462714 SH       SOLE                  1462714
SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605      888    12000 SH  PUT  SOLE                    12000
SPDR S&P 500 ETF TR            UNIT SER 1 S&P   78462F103     1570     6000 SH  PUT  SOLE                     6000
UNION PAC CORP                 COM              907818108     7330   100000 SH       SOLE                   100000
UNION PAC CORP                 COM              907818108      650     1000 SH  CALL SOLE                     1000
URANIUM ENERGY CORP            WTS              916896103      650   647500 SH       SOLE                   647500